Land use rights, net	12 Months Ended
Dec. 31, 2024
Land use rights, net
Land use rights, net

11.Land use rights, net

Land use rights and related accumulated amortization were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Land use right	58,813	70,246
Less: accumulated amortization	(7,058)	(8,414)
Total land use rights, net	51,755	61,832

The Group recorded amortization expenses for land use rights of RMB1,176, RMB1,177 and RMB1,356 for the years ended December 31, 2022, 2023 and 2024. Estimated amortization expenses of the land use rights for the next five year is RMB1,414 on an annual basis.